Derivatives - Cumulative Basis Adjustment for Fair Value Hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Carrying Value of the Hedged Liabilities	$ 997	$ 598
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Value of the Hedged Liabilities	(4)	11
Short-term borrowings and current portion of long-term debt
Derivatives
Carrying Value of the Hedged Liabilities	0	373
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Value of the Hedged Liabilities	0	5
Long-term debt
Derivatives
Carrying Value of the Hedged Liabilities	997	225
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Value of the Hedged Liabilities	$ (4)	$ 6